Note 18 - Trade Receivables, Net - Summary of the Aging of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Guaranteed	$ 191,514	$ 234,427
Not guaranteed	830,310	1,162,515
Guaranteed and not guaranteed	$ 1,021,824	$ 1,396,942
Expected loss rate	0.07%	0.09%
Allowances for doubtful accounts	$ (721)	$ (1,294)
Nominative allowances for doubtful accounts	(52,955)	(47,488)
Net Value	968,148	1,348,160	$ 1,737,366
Current trade receivables, not due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Guaranteed	170,796	205,764
Not guaranteed	655,132	948,449
Guaranteed and not guaranteed	$ 825,928	$ 1,154,213
Expected loss rate	0.04%	0.04%
Allowances for doubtful accounts	$ (321)	$ (529)
Nominative allowances for doubtful accounts	(718)
Net Value	824,889	1,153,684
Current trade receivables, past due, less than 180 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Guaranteed	18,778	26,899
Not guaranteed	116,802	157,960
Guaranteed and not guaranteed	$ 135,580	$ 184,859
Expected loss rate	0.23%	0.24%
Allowances for doubtful accounts	$ (331)	$ (455)
Nominative allowances for doubtful accounts	(1,011)	(1,922)
Net Value	134,238	182,482
Current trade receivables, past due, greater than 180 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Guaranteed	1,940	1,764
Not guaranteed	58,376	56,106
Guaranteed and not guaranteed	$ 60,316	$ 57,870
Expected loss rate	0.72%	0.57%
Allowances for doubtful accounts	$ (69)	$ (310)
Nominative allowances for doubtful accounts	(51,226)	(45,566)
Net Value	$ 9,021	$ 11,994